Taxes and Social Securities Payable	12 Months Ended
Dec. 31, 2023
Taxes And Social Securities Payable
Taxes and Social Securities Payable
16.	Taxes and Social Securities Payable

	2023	2022

Payroll Tax	€104,768	€175,308
Netherlands pension withholding	39,801	-
Total	€144,569	€175,308